Capital and Reserves (Details) - Common Shares [Member] - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Beginning balance	1,775,839	2,418,695
Common shares issued for capital increase	1,491,389	640,000
Issuance of Auris NewCo shares		305,869
Cancellation for Auris OldCo shares		(3,058,695)
Shares outstanding after Merger on March 13, 2018		305,869
Ending balance	3,267,228	305,869